Details of treasury risks - Contractual cash obligations (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of treasury risks [Line items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	€ 4,314
Finance lease obligations	306	€ 307
Short-term debt excluding current portion of long-term debt	120
Operating leases	741
Derivate liabilities, notional	370
Interest on debt	1,785
Purchase obligations	480
Trade and other current payables	2,090	2,848
Contractual cash obligations	10,205
Not later than one year [Member]
Disclosure of details of treasury risks [Line items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	465
Finance lease obligations	93	93
Short-term debt excluding current portion of long-term debt	120
Operating leases	172
Derivate liabilities, notional	167
Interest on debt	132
Purchase obligations	145
Trade and other current payables	2,090
Contractual cash obligations	3,383
Later than one year and not later than three years [Member]
Disclosure of details of treasury risks [Line items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	1,170
Finance lease obligations	131
Operating leases	226
Derivate liabilities, notional	109
Interest on debt	252
Purchase obligations	217
Contractual cash obligations	2,105
Later than three years and not later than five years [Member]
Disclosure of details of treasury risks [Line items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	878
Finance lease obligations	53
Operating leases	147
Interest on debt	226
Purchase obligations	86
Contractual cash obligations	1,389
Later than five years [Member]
Disclosure of details of treasury risks [Line items]
Long-term debt including current portion of long-term debt and excluding finance lease obligations	1,801
Finance lease obligations	29	€ 33
Operating leases	196
Derivate liabilities, notional	95
Interest on debt	1,175
Purchase obligations	31
Contractual cash obligations	€ 3,328